Total Capital and Net Income Per Unit - Issuances of Common Units (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 31, 2013	Oct. 31, 2013	Jul. 31, 2014
Capital Unit [Line Items]
Net proceeds from equity offerings	$ 182,139	$ 190,520	$ 182,316
Prepayment of Revolving Credit Facilities [Member] | September 2012 offering [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program				4,825,863
Gross Proceeds, Sold in public and continuing offering program				189,243
Net proceeds from equity offerings				182,316
Offering Price				$ 38.43
Teekay Corporation's Ownership After the Offering				37.45%
Funding of LNG Carrier Newbuilding [Member] | July 2013 offering [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Private placement					931,098
Gross Proceeds, Private placement					40,816
Net proceeds from equity offerings					40,776
Offering Price					$ 42.96
Teekay Corporation's Ownership After the Offering					36.92%
Prepayment of Revolving Credit Facilities, Funding of LNG Carrier Acquisition and for General Partnership Purposes [Member] | October 2013 offering [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program						3,450,000
Gross Proceeds, Sold in public and continuing offering program						150,040
Net proceeds from equity offerings						144,818
Offering Price						$ 42.62
Teekay Corporation's Ownership After the Offering						35.30%
Prepayment of Revolving Credit Facilities, Funding of the Yamal Lng Project and Portion of the MEGI Newbuildings [Member] | July 2014 offering [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program							3,090,000
Gross Proceeds, Sold in public and continuing offering program							140,784
Net proceeds from equity offerings							140,484
Offering Price							$ 44.65
Teekay Corporation's Ownership After the Offering							33.96%
General partnership purposes including funding newbuilding installments [Member] | Continuous offering program 2014 [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program	1,050,463
Gross Proceeds, Sold in public and continuing offering program	42,556
Net proceeds from equity offerings	41,655
Offering Price
Teekay Corporation's Ownership After the Offering
General Partnership Purposes [Member] | Continuous offering program 2013 [Member]
Capital Unit [Line Items]
Number of Common Stock Units Issued, Sold in public and continuing offering program		124,071
Gross Proceeds, Sold in public and continuing offering program		5,383
Net proceeds from equity offerings		$ 4,926
Offering Price
Teekay Corporation's Ownership After the Offering